UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Short-Term Bond Fund

Investor Class (PRWBX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Investor Class	$48	0.47%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities, mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds marginally decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,974	9,945	9,996
2015	9,990	9,988	10,003
2016	9,986	10,164	10,051
2016	10,068	10,299	10,094
2016	10,149	10,539	10,146
2016	10,126	10,205	10,112
2017	10,168	10,308	10,154
2017	10,212	10,462	10,195
2017	10,279	10,591	10,238
2017	10,259	10,533	10,200
2018	10,241	10,360	10,167
2018	10,272	10,423	10,211
2018	10,333	10,480	10,253
2018	10,351	10,391	10,287
2019	10,483	10,689	10,424
2019	10,645	11,090	10,589
2019	10,781	11,546	10,727
2019	10,822	11,513	10,758
2020	10,999	11,937	10,933
2020	11,013	12,134	11,073
2020	11,227	12,293	11,120
2020	11,296	12,351	11,134
2021	11,360	12,102	11,144
2021	11,374	12,085	11,161
2021	11,383	12,283	11,163
2021	11,320	12,209	11,108
2022	11,161	11,782	10,964
2022	10,963	11,091	10,823
2022	10,874	10,868	10,719
2022	10,746	10,641	10,662
2023	10,845	10,637	10,688
2023	10,976	10,854	10,847
2023	11,039	10,738	10,887
2023	11,209	10,767	11,043
2024	11,389	10,991	11,178
2024	11,484	10,995	11,266
2024	11,785	11,522	11,568
2024	11,878	11,507	11,637
2025	12,054	11,629	11,797
2025	12,181	11,596	11,926

202501-4140694, 202507-4489040

F55-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Short-Term Bond Fund (Investor Class)	6.07%	2.04%	1.99%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.85	1.49	1.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,677,748
  Number of Portfolio Holdings918
  Investment Advisory Fees Paid (000s)$12,926
  Portfolio Turnover Rate107.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	43.9%
Asset-Backed Securities	19.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.6
Non-U.S. Government Mortgage-Backed Securities	7.7
U.S. Government & Agency Mortgage-Backed Securities	7.0
Foreign Government Obligations & Municipalities	2.0
Securities Lending Collateral	0.7
Commercial Paper	0.5
Short-Term and Other	0.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.2%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.8
Banco Santander	1.6
Government National Mortgage Assn.	1.0
CVS Health	0.8
Wells Fargo	0.8
Crown Castle	0.7
Volkswagen Group of America Finance	0.7
SBA Tower Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

Investor Class (PRWBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Short-Term Bond Fund

Advisor Class (PASHX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Advisor Class	$81	0.79%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities, mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds marginally decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,988	9,945	9,996
2015	9,976	9,988	10,003
2016	9,964	10,164	10,051
2016	10,060	10,299	10,094
2016	10,113	10,539	10,146
2016	10,081	10,205	10,112
2017	10,116	10,308	10,154
2017	10,173	10,462	10,195
2017	10,210	10,591	10,238
2017	10,184	10,533	10,200
2018	10,158	10,360	10,167
2018	10,203	10,423	10,211
2018	10,232	10,480	10,253
2018	10,264	10,391	10,287
2019	10,365	10,689	10,424
2019	10,538	11,090	10,589
2019	10,669	11,546	10,727
2019	10,700	11,513	10,758
2020	10,866	11,937	10,933
2020	10,894	12,134	11,073
2020	11,097	12,293	11,120
2020	11,157	12,351	11,134
2021	11,188	12,102	11,144
2021	11,216	12,085	11,161
2021	11,192	12,283	11,163
2021	11,145	12,209	11,108
2022	10,981	11,782	10,964
2022	10,779	11,091	10,823
2022	10,685	10,868	10,719
2022	10,553	10,641	10,662
2023	10,646	10,637	10,688
2023	10,767	10,854	10,847
2023	10,820	10,738	10,887
2023	10,978	10,767	11,043
2024	11,145	10,991	11,178
2024	11,230	10,995	11,266
2024	11,514	11,522	11,568
2024	11,596	11,507	11,637
2025	11,759	11,629	11,797
2025	11,873	11,596	11,926

202501-4140694, 202507-4489040

F255-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Short-Term Bond Fund (Advisor Class)	5.73%	1.74%	1.73%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.85	1.49	1.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,677,748
  Number of Portfolio Holdings918
  Investment Advisory Fees Paid (000s)$12,926
  Portfolio Turnover Rate107.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	43.9%
Asset-Backed Securities	19.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.6
Non-U.S. Government Mortgage-Backed Securities	7.7
U.S. Government & Agency Mortgage-Backed Securities	7.0
Foreign Government Obligations & Municipalities	2.0
Securities Lending Collateral	0.7
Commercial Paper	0.5
Short-Term and Other	0.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.2%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.8
Banco Santander	1.6
Government National Mortgage Assn.	1.0
CVS Health	0.8
Wells Fargo	0.8
Crown Castle	0.7
Volkswagen Group of America Finance	0.7
SBA Tower Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

Advisor Class (PASHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Short-Term Bond Fund

I Class (TBSIX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - I Class	$34	0.33%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities, mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds marginally decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
2/29/16	500,608	509,869	503,216
5/31/16	505,905	516,654	505,374
8/31/16	510,175	528,657	507,963
11/30/16	509,081	511,904	506,252
2/28/17	511,307	517,084	508,347
5/31/17	514,749	524,810	510,397
8/31/17	517,127	531,261	512,539
11/30/17	516,283	528,358	510,683
2/28/18	515,529	519,696	509,027
5/31/18	517,220	522,844	511,194
8/31/18	520,411	525,686	513,327
11/30/18	521,440	521,267	515,007
2/28/19	528,222	536,169	521,852
5/31/19	537,641	556,308	530,120
8/31/19	543,484	579,161	537,040
11/30/19	545,662	577,518	538,611
2/29/20	554,699	598,808	547,343
5/31/20	556,714	608,687	554,359
8/31/20	567,639	616,653	556,720
11/30/20	570,104	619,583	557,419
2/28/21	573,436	607,093	557,939
5/31/21	574,251	606,223	558,793
8/31/21	574,793	616,133	558,889
11/30/21	572,938	612,437	556,141
2/28/22	565,064	591,041	548,904
5/31/22	554,083	556,379	541,862
8/31/22	549,733	545,179	536,653
11/30/22	544,691	533,802	533,800
2/28/23	549,860	533,580	535,102
5/31/23	556,668	544,457	543,074
8/31/23	560,035	538,674	545,066
11/30/23	567,593	540,100	552,879
2/29/24	576,866	551,334	559,612
5/31/24	583,173	551,565	564,038
8/31/24	598,619	577,980	579,143
11/30/24	603,540	577,232	582,607
2/28/25	612,700	583,356	590,633
5/31/25	618,051	581,674	597,055

202501-4140694, 202507-4489040

F442-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Short-Term Bond Fund (I Class)	5.98%	2.11%	2.27%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.61
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.85	1.49	1.89

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,677,748
  Number of Portfolio Holdings918
  Investment Advisory Fees Paid (000s)$12,926
  Portfolio Turnover Rate107.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	43.9%
Asset-Backed Securities	19.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.6
Non-U.S. Government Mortgage-Backed Securities	7.7
U.S. Government & Agency Mortgage-Backed Securities	7.0
Foreign Government Obligations & Municipalities	2.0
Securities Lending Collateral	0.7
Commercial Paper	0.5
Short-Term and Other	0.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.2%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.8
Banco Santander	1.6
Government National Mortgage Assn.	1.0
CVS Health	0.8
Wells Fargo	0.8
Crown Castle	0.7
Volkswagen Group of America Finance	0.7
SBA Tower Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

I Class (TBSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Short-Term Bond Fund

Z Class (TRZOX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities, mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds marginally decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,003	9,989	9,995
5/31/21	10,026	9,975	10,011
8/31/21	10,045	10,138	10,012
11/30/21	10,000	10,077	9,963
2/28/22	9,871	9,725	9,833
5/31/22	9,707	9,154	9,707
8/31/22	9,639	8,970	9,614
11/30/22	9,537	8,783	9,563
2/28/23	9,636	8,779	9,586
5/31/23	9,763	8,958	9,729
8/31/23	9,831	8,863	9,765
11/30/23	9,994	8,887	9,905
2/29/24	10,166	9,071	10,025
5/31/24	10,263	9,075	10,105
8/31/24	10,544	9,510	10,375
11/30/24	10,640	9,498	10,437
2/28/25	10,810	9,598	10,581
5/31/25	10,937	9,571	10,696

202501-4140694, 202507-4489040

F1417-052 7/25

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Short-Term Bond Fund (Z Class)	6.56%	2.12%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.02
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.85	1.59

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,677,748
  Number of Portfolio Holdings918
  Investment Advisory Fees Paid (000s)$12,926
  Portfolio Turnover Rate107.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	43.9%
Asset-Backed Securities	19.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.6
Non-U.S. Government Mortgage-Backed Securities	7.7
U.S. Government & Agency Mortgage-Backed Securities	7.0
Foreign Government Obligations & Municipalities	2.0
Securities Lending Collateral	0.7
Commercial Paper	0.5
Short-Term and Other	0.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.2%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.8
Banco Santander	1.6
Government National Mortgage Assn.	1.0
CVS Health	0.8
Wells Fargo	0.8
Crown Castle	0.7
Volkswagen Group of America Finance	0.7
SBA Tower Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

Z Class (TRZOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWBX Short-Term Bond Fund
PASHX Short-Term Bond Fund–
.
Advisor Class
TBSIX Short-Term Bond Fund–
.
I Class
TRZOX Short-Term Bond Fund–
.
Z Class

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 4.54 $ 4.50 $ 4.61 $ 4.84 $ 4.76
Investment activities
Net investment income
(1)(2)
0.19 0.16 0.11 0.06 0.08
Net realized and unrealized
gain/loss 0.08 0.04 (0.11) (0.23) 0.08
Total from investment
activities 0.27 0.20 — (0.17) 0.16
Distributions
Net investment income (0.19) (0.16) (0.11) (0.06) (0.06)
Tax return of capital — — — — (0.02)
Total distributions (0.19) (0.16) (0.11) (0.06) (0.08)
NET ASSET VALUE
End of period $ 4.62 $ 4.54 $ 4.50 $ 4.61 $ 4.84
Ratios/Supplemental Data
Total return
(2)(3)
6.07% 4.63% 0.11% (3.61)% 3.28%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.47% 0.47% 0.46% 0.44% 0.44%
Net expenses after waivers/
payments by Price Associates 0.47% 0.47% 0.46% 0.44% 0.44%
Net investment income 4.17% 3.62% 2.51% 1.16% 1.56%
Portfolio turnover rate 107.2% 92.3% 50.6% 70.1% 49.4%
Net assets, end of period (in
millions) $1,284 $1,329 $1,524 $1,856 $3,588
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 4.55 $ 4.51 $ 4.62 $ 4.85 $ 4.77
Investment activities
Net investment income
(1)(2)
0.18 0.15 0.10 0.04 0.06
Net realized and unrealized
gain/loss 0.08 0.04 (0.11) (0.23) 0.08
Total from investment
activities 0.26 0.19 (0.01)
(3)
(0.19) 0.14
Distributions
Net investment income (0.18) (0.15) (0.10) (0.04) (0.04)
Tax return of capital — — — — (0.02)
Total distributions (0.18) (0.15) (0.10) (0.04) (0.06)
NET ASSET VALUE
End of period $ 4.63 $ 4.55 $ 4.51 $ 4.62 $ 4.85

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
5.73% 4.30% (0.11)% (3.89)% 2.95%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.78% 0.70% 0.74% 0.76%
Net expenses after
waivers/payments by Price
Associates 0.79% 0.78% 0.70% 0.74% 0.76%
Net investment income 3.85% 3.31% 2.26% 0.87% 1.24%
Portfolio turnover rate 107.2% 92.3% 50.6% 70.1% 49.4%
Net assets, end of period (in
thousands) $6,215 $6,947 $8,050 $9,706 $22,646
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 4.55 $ 4.51 $ 4.61 $ 4.84 $ 4.77
Investment activities
Net investment income
(1)(2)
0.20 0.17 0.12 0.06 0.08
Net realized and unrealized
gain/loss 0.07 0.04 (0.10) (0.23) 0.07
Total from investment
activities 0.27 0.21 0.02 (0.17) 0.15
Distributions
Net investment income (0.20) (0.17) (0.12) (0.06) (0.06)
Tax return of capital — — — — (0.02)
Total distributions (0.20) (0.17) (0.12) (0.06) (0.08)
NET ASSET VALUE
End of period $ 4.62 $ 4.55 $ 4.51 $ 4.61 $ 4.84
Ratios/Supplemental Data
Total return
(2)(3)
5.98% 4.76% 0.47% (3.51)% 3.15%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.33% 0.34% 0.33% 0.34% 0.36%
Net expenses after
waivers/payments by Price
Associates 0.33% 0.34% 0.33% 0.34% 0.36%
Net investment income 4.31% 3.77% 2.66% 1.31% 1.56%
Portfolio turnover rate 107.2% 92.3% 50.6% 70.1% 49.4%
Net assets, end of period (in
millions) $3,226 $3,041 $2,971 $3,183 $2,228
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4.54 $ 4.50 $ 4.61 $ 4.84 $ 4.85
Investment activities
Net investment income
(2)(3)
0.21 0.19 0.13 0.08 0.02
Net realized and unrealized
gain/loss 0.08 0.04 (0.11) (0.23) (0.01)
(4)
Total from investment
activities 0.29 0.23 0.02 (0.15) 0.01
Distributions
Net investment income (0.21) (0.19) (0.13) (0.08) —
(5)
Tax return of capital — — — — (0.02)
Total distributions (0.21) (0.19) (0.13) (0.08) (0.02)
NET ASSET VALUE
End of period $ 4.62 $ 4.54 $ 4.50 $ 4.61 $ 4.84

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
6.56% 5.12% 0.58% (3.18)% 0.26%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.30% 0.31% 0.31% 0.32% 0.34%
(7)
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(7)
Net investment income 4.63% 4.19% 2.95% 1.62% 1.69%
(7)
Portfolio turnover rate 107.2% 92.3% 50.6% 70.1% 49.4%
Net assets, end of period (in
thousands) $161,867 $310,323 $150,111 $201,043 $244,089
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Amounts round to less than $0.01 per share.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Short-Term Bond Fund
May 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  19.2%
Car Loan  5.2%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 512 514
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,947 1,976
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 160 162
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 176 178
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,200 1,204
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 1,316 1,317
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  251 251
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,938
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,568
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 4,530 4,553
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 1,975 1,969
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 2,065 2,072
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,455 1,463
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.422%, 12/26/31 (1) 1,807 1,813

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,163
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,587
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,325
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,640
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 412
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  1,525 1,545
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  1,640 1,660
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  6,990 7,088
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 203 199
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,732
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 4,955 5,021
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 5,786 5,816
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 1,235 1,253
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,124
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  9,094 9,126

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 493
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  3,185 3,190
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,440 2,466
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,542
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,674
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 3,005
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 5,293 5,340
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,418
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 4,996 5,062
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 5,692 5,724
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 7,224 7,206
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 2,460 2,469
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 5,205 5,232
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 625 629
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 980 986

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 3,325 3,336
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 171 172
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 835 844
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,774 1,780
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 2,869 2,891
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 1,883 1,895
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 2,277 2,289
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 1,440 1,437
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 1,945 1,940
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 1,586 1,566
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 8,333 8,270
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  12,592 12,460
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 15,050 14,927
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  5,246 5,189
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 9,700 9,640

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,725
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 1,943 1,951
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 2,000 2,007
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 655 663
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 697 705
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 6,726 6,785
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 4,165
242,742
Other Asset-Backed Securities  12.9%
Alinea
Series 2018-1A, Class AR, CLO, FRN
3M TSFR + 0.90%, 5.169%, 7/20/31 (1) 2,039 2,032
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.419%, 7/20/31 (1) 600 598
AMSR Trust
Series 2020-SFR3, Class B
1.806%, 9/17/37 (1) 6,507 6,443
Amur Equipment Finance Receivables X
Series 2022-1A, Class E
5.02%, 12/20/28 (1) 4,900 4,891
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 5,673 5,571
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 12,081 11,485
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 3,544 3,573
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 2,955 3,006

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.056%, 10/15/30 (1) 9,285 9,291
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.524%, 5/17/31 (1) 5,600 5,582
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.874%, 5/17/31 (1) 6,065 6,027
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 5.26%, 1/17/33 (1) 17,630 17,565
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.18%, 1/17/33 (1) 4,035 4,037
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 4,844 4,848
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 1,330 1,338
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.526%, 11/15/30 (1) 5,942 5,934
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.472%, 10/25/30 (1) 3,737 3,738
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 5.269%, 4/18/35 (1) 9,730 9,651
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,582 1,555
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.706%, 4/15/30 (1) 3,710 3,710
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.056%, 4/15/30 (1) 7,815 7,808
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 5.269%, 10/21/31 (1) 9,184 9,169
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.569%, 10/21/31 (1) 3,685 3,581

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 557 557
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 990 986
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 9,325 8,986
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 833
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 1,185 1,201
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 635 637
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 1,470 1,476
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 510 514
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 4,710 4,764
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 1,720 1,725
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 468
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 4,281 4,250
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 2,886 2,832
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 5.704%, 5/20/34 (1) 10,150 10,145
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 5.641%, 7/17/34 (1) 9,145 9,150

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 1,072 1,052
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 1,325 1,359
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 1,799 1,844
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37 (1) 6,850 6,777
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 7,535 7,408
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.369%, 7/23/32 (1) 1,924 1,924
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.679%, 7/23/32 (1) 5,430 5,434
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.929%, 7/23/32 (1) 6,935 6,908
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.319%, 10/20/32 (1) 6,069 6,046
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.669%, 10/20/32 (1) 13,575 13,449
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.669%, 10/18/33 (1) 11,805 11,816
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 4/23/36 (1)(2) 1,655 1,655
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 1,175 1,205
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 6,044 6,000
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 3,008 2,960

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 7,971 7,594
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 3,375 3,070
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 299 293
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 616 604
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 463 449
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 862 845
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 4,552 4,633
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 849 871
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 6,910 6,922
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 4,315 4,330
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 1,440 1,454
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,042 3,090
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,349
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,025 1,034
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 2,535 2,568

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 6,262 6,022
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 126 121
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.429%, 11/21/30 (1) 6,420 6,422
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 5.514%, 7/27/31 (1) 5,941 5,929
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.094%, 7/27/31 (1) 7,810 7,819
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.319%, 10/20/29 (1) 5,240 5,227
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.546%, 10/15/32 (1) 13,832 13,838
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.431%, 4/20/32 (1) 745 746
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 12,043 12,026
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.319%, 7/23/32 (1) 7,638 7,610
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.499%, 4/20/33 (1) 2,745 2,744
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 1,430 1,392
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 498 485
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 285 271
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 5,043 5,058

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 846 870
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 482 493
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 5.521%, 1/20/32 (1) 12,452 12,467
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.33%, 7/17/36 (1) 16,575 16,580
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 3,410 3,404
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.419%, 10/20/30 (1) 4,288 4,289
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.458%, 2/14/31 (1) 11,495 11,451
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 5.118%, 2/14/31 (1) 3,916 3,910
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 5.658%, 2/14/31 (1) 4,500 4,473
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 4,672 4,670
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,695 2,710
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,594
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 525
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 1,995 1,997
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,650 1,656

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.48%, 7/30/31 (1) 2,671 2,672
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.419%, 1/20/31 (1) 3,008 3,008
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 485 488
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 1,548 1,489
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 7,820 7,521
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 14,179 14,172
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.932%, 7/25/31 (1) 13,080 13,092
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 3,620 3,624
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 3,520 3,564
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 6,661 6,780
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 477 473
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.919%, 1/20/32 (1) 1,360 1,360
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 5.156%, 1/15/34 (1) 2,725 2,719
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.611%, 4/20/33 (1) 3,491 3,494
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.469%, 10/20/30 (1) 1,930 1,929

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.456%, 7/15/30 (1) 299 299
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.316%, 4/15/31 (1) 1,459 1,455
THL Credit Wind River
Series 2019-3A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.806%, 4/15/31 (1) 6,280 6,256
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.256%, 4/15/31 (1) 2,725 2,733
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.519%, 7/20/31 (1) 10,436 10,441
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $7,770 (3)(4) 7,770 7,770
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,401 3,387
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 6,225 6,220
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 3,809 3,810
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 5.969%, 1/20/32 (1) 2,515 2,511
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.612%, 1/25/34 (1) 11,805 11,811
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.342%, 1/25/35 (1) 11,690 11,603
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 3,307 3,357
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 1,346 1,365
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.056%, 10/15/31 (1) 10,460 10,462

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wellfleet
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 5.349%, 10/20/31 (1) 3,418 3,417
601,981
Student Loan  1.0%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 2,439 2,336
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 919 910
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 2,151 2,093
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 3,405 3,258
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 1,364 1,291
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 9,292 8,824
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,438 1,348
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,576 1,462
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 958 884
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 785 735
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 4.804%, 3/22/32  1,601 1,555
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 5.179%, 3/26/68 (1) 1,063 1,056
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 5,785 5,383
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 1,959 1,839

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 5.163%, 1/15/37 (1) 2,543 2,537
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,036 972
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 3,890 3,647
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 5,248 4,881
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 3,840 3,855
48,866
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 5,931 6,009
6,009
Total Asset-Backed Securities
(Cost $897,204) 899,598
CORPORATE BONDS  43.9%
FINANCIAL INSTITUTIONS  12.7%
Banking  7.6%
Ally Financial, VR, 5.737%, 5/15/29 (5) 4,225 4,257
American Express, VR, 4.731%, 4/25/29 (5)(6) 5,340 5,369
American Express, VR, 5.043%, 7/26/28 (5) 4,305 4,353
American Express, VR, 5.098%, 2/16/28 (5) 2,625 2,648
American Express, VR, 5.532%, 4/25/30 (5) 5,175 5,339
Banco Santander, VR, 5.552%, 3/14/28 (5) 4,000 4,052
Bank of America, VR, 1.734%, 7/22/27 (5) 5,125 4,959
Bank of America, VR, 4.623%, 5/9/29 (5) 9,115 9,116
Bank of America, VR, 5.08%, 1/20/27 (5) 3,965 3,976
Bank of Montreal, 3.70%, 6/7/25  10,110 10,097
Bank of New York Mellon, VR, 4.414%, 7/24/26 (5) 6,645 6,638
Bank of New York Mellon, VR, 4.729%, 4/20/29 (5) 6,635 6,678
Bank of New York Mellon, VR, 4.947%, 4/26/27 (5) 6,805 6,833
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 4,965 4,971
Barclays, VR, 5.086%, 2/25/29 (5) 6,705 6,739
Barclays, VR, 5.304%, 8/9/26 (5) 4,510 4,516
Barclays, VR, 7.325%, 11/2/26 (5) 4,915 4,964

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BNP Paribas, VR, 4.792%, 5/9/29 (1)(5) 11,255 11,228
CaixaBank, VR, 6.684%, 9/13/27 (1)(5) 6,125 6,258
Capital One Financial, VR, 4.985%, 7/24/26 (5) 5,995 6,003
Capital One Financial, VR, 6.312%, 6/8/29 (5) 3,000 3,121
Capital One Financial, VR, 7.149%, 10/29/27 (5) 2,860 2,953
Citigroup, 4.40%, 6/10/25  4,390 4,385
Citigroup, VR, 5.174%, 2/13/30 (5) 4,635 4,689
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,712
Credit Agricole, VR, 5.222%, 5/27/31 (1)(5) 4,470 4,517
Credit Agricole, VR, 5.23%, 1/9/29 (1)(5) 6,930 7,005
Danske Bank, VR, 4.613%, 10/2/30 (1)(5) 4,555 4,504
Danske Bank, VR, 5.427%, 3/1/28 (1)(5) 4,760 4,832
Danske Bank, VR, 6.259%, 9/22/26 (1)(5) 3,080 3,093
Goldman Sachs Group, VR, 4.482%, 8/23/28 (5) 4,835 4,817
Goldman Sachs Group, VR, 4.937%, 4/23/28 (5) 12,485 12,551
Goldman Sachs Group, VR, 5.218%, 4/23/31 (5) 6,975 7,066
HSBC Holdings, VR, 4.899%, 3/3/29 (5) 6,005 6,011
HSBC Holdings, VR, 5.13%, 11/19/28 (5) 6,740 6,779
HSBC Holdings, VR, 5.597%, 5/17/28 (5) 6,410 6,511
ING Groep, VR, 4.858%, 3/25/29 (5) 6,845 6,872
JPMorgan Chase, FRN, SOFR + 0.885%, 5.229%, 4/22/27  5,480 5,494
JPMorgan Chase, VR, 4.979%, 7/22/28 (5) 4,820 4,858
JPMorgan Chase, VR, 5.04%, 1/23/28 (5) 4,620 4,651
JPMorgan Chase, VR, 5.103%, 4/22/31 (5) 5,305 5,380
Lloyds Banking Group, VR, 5.462%, 1/5/28 (5) 4,660 4,712
Morgan Stanley, VR, 4.994%, 4/12/29 (5) 6,780 6,833
Morgan Stanley, VR, 6.138%, 10/16/26 (5) 6,730 6,759
Northern Trust, 3.95%, 10/30/25  4,035 4,025
PNC Financial Services Group, VR, 4.758%, 1/26/27 (5) 7,035 7,039
PNC Financial Services Group, VR, 5.812%, 6/12/26 (5) 2,525 2,525
Santander Holdings USA, VR, 2.49%, 1/6/28 (5) 5,540 5,326
Santander Holdings USA, VR, 6.124%, 5/31/27 (5)(6) 980 989
Societe Generale, VR, 5.249%, 5/22/29 (1)(5) 8,440 8,479
Societe Generale, VR, 5.519%, 1/19/28 (1)(5) 6,811 6,859
Standard Chartered, 4.30%, 2/19/27 (1) 2,937 2,905
Standard Chartered, VR, 5.688%, 5/14/28 (1)(5) 4,780 4,853
State Street, 4.834%, 4/24/30  5,720 5,771
U.S. Bancorp, VR, 4.548%, 7/22/28 (5) 7,145 7,137
U.S. Bancorp, VR, 5.727%, 10/21/26 (5) 4,020 4,037
UBS Group, VR, 1.494%, 8/10/27 (1)(5)(6) 3,200 3,080
UBS Group, VR, 6.327%, 12/22/27 (1)(5) 6,100 6,240
Wells Fargo, VR, 4.54%, 8/15/26 (5) 7,470 7,471
Wells Fargo, VR, 4.97%, 4/23/29 (5) 18,395 18,538

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (5) 8,725 8,748
354,121
Brokerage Asset Managers Exchanges  0.8%
Charles Schwab, 2.45%, 3/3/27  11,128 10,775
Charles Schwab, 3.20%, 3/2/27  3,330 3,265
Intercontinental Exchange, 3.625%, 9/1/28  4,820 4,700
LPL Holdings, 4.90%, 4/3/28 (6) 2,960 2,967
LPL Holdings, 5.70%, 5/20/27  8,115 8,247
LPL Holdings, 6.75%, 11/17/28  2,275 2,412
Nasdaq, 5.35%, 6/28/28  2,440 2,500
Nasdaq, 5.65%, 6/28/25  924 925
35,791
Finance Companies  0.8%
AerCap Ireland Capital, 6.10%, 1/15/27  2,160 2,202
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,511
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 9,030
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 4,810 4,898
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,271
GATX, 3.25%, 9/15/26  3,544 3,473
GATX, 3.85%, 3/30/27  1,932 1,902
GATX, 5.40%, 3/15/27  4,745 4,791
40,078
Insurance  3.4%
American International Group, 4.85%, 5/7/30  5,120 5,140
Athene Global Funding, 4.86%, 8/27/26 (1) 5,285 5,331
Athene Global Funding, 5.349%, 7/9/27 (1) 5,190 5,264
Athene Global Funding, 5.684%, 2/23/26 (1) 6,780 6,821
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,680 1,628
Centene, 4.625%, 12/15/29  20,000 19,300
CNO Global Funding, 1.75%, 10/7/26 (1) 10,627 10,187
CNO Global Funding, 4.875%, 12/10/27 (1) 2,586 2,593
Corebridge Global Funding, 4.65%, 8/20/27 (1) 2,475 2,482
Corebridge Global Funding, 5.20%, 1/12/29 (1) 2,300 2,346
Elevance Health, 5.35%, 10/15/25  2,325 2,330
Equitable Financial Life Global Funding, 1.70%, 11/12/26 (1) 2,095 2,012
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 3,500 3,513
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 11,865 11,995
GA Global Funding Trust, 5.40%, 1/13/30 (1)(6) 6,415 6,534
Health Care Service A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 11,698
Health Care Service A Mutual Legal Reserve, 5.20%, 6/15/29 (1) 3,540 3,583
Highmark, 1.45%, 5/10/26 (1) 295 286
Humana, 1.35%, 2/3/27 (6) 3,515 3,347
Humana, 5.75%, 3/1/28  2,290 2,349
Humana, 5.75%, 12/1/28  5,742 5,925

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 5,200 5,220
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)(6) 4,325 4,392
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 7,525 7,583
Marsh & McLennan, 4.55%, 11/8/27  8,560 8,590
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (1) 5,950 5,957
Reinsurance Group of America, 3.95%, 9/15/26  5,184 5,128
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1)(6) 3,275 3,313
UnitedHealth Group, 5.25%, 2/15/28  3,430 3,492
158,339
Real Estate Investment Trusts  0.1%
Kilroy Realty, 4.375%, 10/1/25  2,355 2,348
Prologis, 3.875%, 9/15/28  2,215 2,184
Realty Income, 5.05%, 1/13/26  1,780 1,776
6,308
Total Financial Institutions 594,637
INDUSTRIAL  27.8%
Basic Industry  1.2%
BHP Billiton Finance USA, 5.00%, 2/21/30  9,705 9,843
Celanese U.S. Holdings, 1.40%, 8/5/26  5,220 4,992
Celanese U.S. Holdings, 6.415%, 7/15/27 (6) 3,274 3,339
FMC, 3.45%, 10/1/29  4,977 4,579
LYB International Finance III, 1.25%, 10/1/25  5,631 5,562
Nutrien, 4.90%, 3/27/28  2,955 2,987
POSCO, 4.375%, 8/4/25  7,200 7,195
POSCO, 5.625%, 1/17/26 (1) 6,020 6,052
Rio Tinto Finance USA, 4.875%, 3/14/30  4,735 4,780
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,976
Sherwin-Williams, 4.55%, 3/1/28  5,375 5,423
57,728
Capital Goods  2.2%
Amphenol, 4.75%, 3/30/26  9,211 9,222
Amphenol, 5.05%, 4/5/29  1,059 1,083
BAE Systems, 5.00%, 3/26/27 (1) 5,475 5,520
Boeing, 2.196%, 2/4/26  3,925 3,855
Boeing, 3.20%, 3/1/29  4,995 4,727
Boeing, 6.259%, 5/1/27  9,763 10,041
Fortive, 3.15%, 6/15/26  6,418 6,320
Holcim Finance U.S., 4.70%, 4/7/28 (1) 6,565 6,595
Holcim Finance U.S., 4.95%, 4/7/30 (1) 2,415 2,430
Huntington Ingalls Industries, 5.353%, 1/15/30  1,835 1,865
Mohawk Industries, 5.85%, 9/18/28 (6) 2,853 2,943
Northrop Grumman, 3.25%, 1/15/28  1,390 1,352
Owens Corning, 3.40%, 8/15/26  3,093 3,042

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Owens Corning, 5.50%, 6/15/27  4,210 4,271
Regal Rexnord, 6.05%, 2/15/26  13,934 13,982
Regal Rexnord, 6.05%, 4/15/28  6,701 6,866
Republic Services, 0.875%, 11/15/25  1,566 1,539
Republic Services, 4.75%, 7/15/30  2,345 2,366
Republic Services, 4.875%, 4/1/29  6,577 6,680
Waste Management, 3.875%, 1/15/29 (1) 9,705 9,483
104,182
Communications  3.5%
American Tower, 1.60%, 4/15/26  11,099 10,797
American Tower, 3.55%, 7/15/27  4,480 4,383
AT&T, 4.10%, 2/15/28  2,395 2,378
Charter Communications Operating, 4.908%, 7/23/25  6,322 6,321
Charter Communications Operating, 6.15%, 11/10/26  2,995 3,046
Comcast, 4.15%, 10/15/28  2,785 2,770
Cox Communications, 3.35%, 9/15/26 (1) 2,070 2,031
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,502
Crown Castle, 1.05%, 7/15/26  9,140 8,765
Crown Castle, 2.90%, 3/15/27  7,465 7,237
Crown Castle, 4.30%, 2/15/29  945 925
Crown Castle, 4.45%, 2/15/26  4,475 4,450
Crown Castle, 4.80%, 9/1/28  4,700 4,701
Crown Castle, 5.00%, 1/11/28  3,330 3,352
Crown Castle, 5.60%, 6/1/29  3,540 3,637
Crown Castle Towers, 4.241%, 7/15/28 (1) 2,075 2,028
KT, 4.00%, 8/8/25 (1) 8,770 8,759
KT, 4.125%, 2/2/28 (1)(6) 5,350 5,283
NTT Finance, 4.239%, 7/25/25 (1)(6) 1,630 1,630
Omnicom Group, 3.60%, 4/15/26  2,060 2,041
Rogers Communications, 3.20%, 3/15/27  9,100 8,901
Rogers Communications, 5.00%, 2/15/29  11,825 11,924
SBA Tower Trust, 1.631%, 11/15/26 (1) 5,077 4,826
SBA Tower Trust, 1.884%, 1/15/26 (1) 3,232 3,170
SBA Tower Trust, 4.831%, 10/15/29 (1) 13,380 13,294
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,761
T-Mobile USA, 2.625%, 4/15/26  2,755 2,711
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 6,058
Take-Two Interactive Software, 5.00%, 3/28/26  9,055 9,071
Verizon Communications, 2.10%, 3/22/28  10,164 9,561
164,313
Consumer Cyclical  5.9%
Advance Auto Parts, 5.90%, 3/9/26 (6) 5,550 5,592
American Honda Finance, 5.65%, 11/15/28  8,055 8,315
Aptiv Swiss Holdings, 4.65%, 9/13/29  3,300 3,249

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
AutoZone, 5.125%, 6/15/30 (6) 5,080 5,166
BMW U.S. Capital, 4.60%, 8/13/27 (1) 11,810 11,796
CBRE Services, 4.80%, 6/15/30  2,485 2,464
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 2,215 2,223
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 4,210 4,250
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 2,165 2,167
Darden Restaurants, 4.35%, 10/15/27  6,645 6,619
Dollar General, 3.875%, 4/15/27 (6) 2,255 2,221
Dollar General, 4.125%, 5/1/28  7,688 7,578
Dollar General, 4.625%, 11/1/27  6,000 5,993
Dollar General, 5.20%, 7/5/28  4,099 4,150
Ford Motor Credit, 5.125%, 6/16/25  7,190 7,186
Ford Motor Credit, 5.125%, 11/5/26  4,650 4,594
Ford Motor Credit, 5.80%, 3/5/27  5,830 5,817
Ford Motor Credit, 5.918%, 3/20/28  3,560 3,565
General Motors, 5.35%, 4/15/28 (6) 3,385 3,411
General Motors Financial, 5.05%, 4/4/28  9,395 9,418
General Motors Financial, 5.35%, 7/15/27  7,510 7,563
General Motors Financial, 5.40%, 4/6/26  3,685 3,698
General Motors Financial, 5.40%, 5/8/27  4,756 4,801
Hyundai Capital America, 4.85%, 3/25/27 (1) 5,330 5,323
Hyundai Capital America, 5.00%, 1/7/28 (1) 5,565 5,566
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,450
Hyundai Capital America, 5.50%, 3/30/26 (1) 3,270 3,284
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,380
Hyundai Capital America, 6.25%, 11/3/25 (1) 3,100 3,116
Lowe's, 3.35%, 4/1/27  2,275 2,234
Lowe's, 4.80%, 4/1/26  4,745 4,749
Marriott International, 5.45%, 9/15/26  2,225 2,246
Marriott International, Series R, 3.125%, 6/15/26  9,676 9,520
McDonald's, 3.80%, 4/1/28  10,623 10,486
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 2,305 2,309
Mercedes-Benz Finance North America, 4.80%, 1/11/27 (1) 14,430 14,441
O'Reilly Automotive, 4.35%, 6/1/28  4,597 4,582
O'Reilly Automotive, 5.75%, 11/20/26  13,817 14,040
Ross Stores, 0.875%, 4/15/26 (6) 9,068 8,796
Starbucks, 2.00%, 3/12/27  1,900 1,817
Starbucks, 4.00%, 11/15/28  4,793 4,721
Starbucks, 4.75%, 2/15/26  5,815 5,815
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 200 201
Uber Technologies, 4.50%, 8/15/29 (1) 10,995 10,852
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1)(6) 5,185 5,184
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 8,305 8,264

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance, 5.05%, 3/27/28 (1)(6) 3,770 3,772
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 6,435 6,488
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1) 4,550 4,559
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,577
275,608
Consumer Non-Cyclical  5.9%
Altria Group, 2.625%, 9/16/26  5,137 5,015
BAT International Finance, 1.668%, 3/25/26  7,140 6,971
BAT International Finance, 4.448%, 3/16/28  13,155 13,108
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 10,100
Cencora, 3.45%, 12/15/27  1,454 1,416
Cencora, 4.625%, 12/15/27  3,970 3,981
Cencora, 4.85%, 12/15/29  2,125 2,137
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 1,040
CSL Finance, 3.85%, 4/27/27 (1)(6) 2,575 2,542
CVS Health, 1.30%, 8/21/27  13,114 12,189
CVS Health, 2.875%, 6/1/26  4,883 4,797
CVS Health, 3.00%, 8/15/26  2,945 2,887
CVS Health, 4.30%, 3/25/28  4,105 4,058
CVS Health, 5.00%, 2/20/26  13,414 13,427
Diageo Investment, 5.125%, 8/15/30  2,290 2,333
HCA, 3.125%, 3/15/27  7,560 7,371
HCA, 5.625%, 9/1/28  9,032 9,234
HCA, 5.875%, 2/15/26  5,890 5,903
Heineken, 3.50%, 1/29/28 (1) 24,087 23,534
Icon Investments Six, 5.809%, 5/8/27  8,885 9,030
Imperial Brands Finance, 4.25%, 7/21/25 (1) 1,013 1,011
IQVIA, 6.25%, 2/1/29  3,065 3,172
Japan Tobacco, 4.85%, 5/15/28 (1) 10,295 10,380
Kroger, 2.65%, 10/15/26  4,838 4,714
Kroger, 3.70%, 8/1/27  1,206 1,188
Mars, 4.55%, 4/20/28 (1) 9,340 9,388
Mars, 4.60%, 3/1/28 (1) 6,720 6,756
Mars, 4.80%, 3/1/30 (1) 6,165 6,203
Mattel, 3.375%, 4/1/26 (1) 7,967 7,818
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,529
Pernod Ricard, 3.25%, 6/8/26 (1) 8,525 8,401
Philip Morris International, 5.125%, 11/17/27  1,948 1,983
Solventum, 5.40%, 3/1/29  6,228 6,354
Solventum, 5.45%, 2/25/27  11,990 12,137
Stryker, 4.25%, 9/11/29  4,730 4,685
Stryker, 4.70%, 2/10/28  10,180 10,250
Thermo Fisher Scientific, 1.75%, 10/15/28  4,570 4,203

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Utah Acquisition Sub, 3.95%, 6/15/26  6,750 6,656
Viatris, 2.30%, 6/22/27  5,092 4,826
Viterra Finance, 2.00%, 4/21/26 (1) 1,515 1,475
Viterra Finance, 4.90%, 4/21/27 (1) 7,230 7,220
Zoetis, 3.00%, 9/12/27  7,355 7,143
Zoetis, 5.40%, 11/14/25  6,720 6,728
275,293
Energy  3.9%
BP Capital Markets, 3.723%, 11/28/28  5,544 5,421
BP Capital Markets America, 4.234%, 11/6/28  3,769 3,748
Canadian Natural Resources, 2.05%, 7/15/25  11,415 11,365
Canadian Natural Resources, 3.85%, 6/1/27  5,283 5,207
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,487 6,539
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,068
DCP Midstream Operating, 5.375%, 7/15/25  7,981 7,982
Diamondback Energy, 5.20%, 4/18/27  3,245 3,272
Enbridge, 5.90%, 11/15/26  2,765 2,811
Enbridge, 6.00%, 11/15/28  2,270 2,372
Energy Transfer, 5.25%, 7/1/29  3,905 3,964
Energy Transfer, 6.05%, 12/1/26  10,455 10,655
EQT, 3.125%, 5/15/26 (1) 1,885 1,851
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 3,066
HF Sinclair, 5.75%, 1/15/31  6,910 6,949
Kinder Morgan, 5.15%, 6/1/30  5,490 5,534
Occidental Petroleum, 5.00%, 8/1/27 (6) 3,920 3,921
Occidental Petroleum, 5.20%, 8/1/29  2,805 2,777
ONEOK, 4.25%, 9/24/27  9,355 9,280
ONEOK, 4.85%, 7/15/26  11,352 11,357
ONEOK, 5.55%, 11/1/26  4,840 4,894
Ovintiv, 5.375%, 1/1/26  2,500 2,500
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,930 1,912
Sabine Pass Liquefaction, 5.875%, 6/30/26  11,660 11,734
Schlumberger Holdings, 3.90%, 5/17/28 (1) 8,758 8,606
Schlumberger Investment, 4.50%, 5/15/28 (6) 4,853 4,826
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1) 6,646 6,652
Targa Resources, 5.20%, 7/1/27  2,155 2,176
Tengizchevroil Finance International, 4.00%, 8/15/26  9,400 9,244
Valero Energy, 5.15%, 2/15/30  2,150 2,174
Williams, 4.80%, 11/15/29  4,020 4,035
Williams, 5.40%, 3/2/26  11,725 11,775
Woodside Finance, 3.70%, 9/15/26 (1) 2,682 2,646
182,313
Technology  3.8%
Analog Devices, 1.70%, 10/1/28  2,720 2,495

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Atlassian, 5.25%, 5/15/29  2,605 2,655
Cadence Design Systems, 4.20%, 9/10/27  597 595
CDW, 5.10%, 3/1/30  1,955 1,956
Dell International, 4.75%, 4/1/28  6,465 6,494
Fiserv, 4.20%, 10/1/28  4,348 4,303
Fiserv, 5.15%, 3/15/27  5,895 5,956
Fortinet, 1.00%, 3/15/26  8,090 7,864
Foundry JV Holdco, 5.50%, 1/25/31 (1) 2,250 2,280
Foundry JV Holdco, 5.90%, 1/25/30 (1)(6) 2,025 2,090
Intel, 3.15%, 5/11/27  2,223 2,163
Intel, 3.75%, 8/5/27 (6) 3,890 3,813
Intel, 4.00%, 8/5/29  4,290 4,155
Intel, 4.875%, 2/10/28  1,326 1,335
International Business Machines, 4.65%, 2/10/28  16,424 16,525
Keysight Technologies, 5.35%, 7/30/30  5,450 5,564
Marvell Technology, 1.65%, 4/15/26  3,000 2,913
Micron Technology, 5.375%, 4/15/28 (6) 12,995 13,260
NXP, 3.15%, 5/1/27  1,235 1,203
NXP, 3.875%, 6/18/26  4,939 4,895
NXP, 4.30%, 6/18/29  5,609 5,489
NXP, 4.40%, 6/1/27  1,040 1,037
NXP, 5.35%, 3/1/26  915 920
Oracle, 1.65%, 3/25/26  12,195 11,898
Paychex, 5.10%, 4/15/30  11,760 11,907
S&P Global, 2.45%, 3/1/27  11,400 11,047
Synopsys, 4.65%, 4/1/28  12,370 12,441
Synopsys, 4.85%, 4/1/30  7,775 7,841
Western Union, 1.35%, 3/15/26  16,695 16,201
Workday, 3.50%, 4/1/27  3,450 3,391
174,686
Transportation  1.4%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  1,939 1,915
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,465
Element Fleet Management, 5.037%, 3/25/30 (1) 4,460 4,441
Element Fleet Management, 5.643%, 3/13/27 (1) 4,310 4,374
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,951
ERAC USA Finance, 5.00%, 2/15/29 (1)(6) 3,460 3,515
FedEx, 3.25%, 4/1/26  10,997 10,894
HPHT Finance, 1.50%, 9/17/26  6,650 6,367
Penske Truck Leasing, 1.70%, 6/15/26 (1) 1,190 1,154
Penske Truck Leasing, 5.35%, 1/12/27 (1) 3,125 3,151
Penske Truck Leasing, 5.75%, 5/24/26 (1) 12,797 12,904

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sydney Airport Finance, 3.625%, 4/28/26 (1) 1,351 1,338
63,469
Total Industrial 1,297,592
UTILITY  3.4%
Electric  3.0%
AES, 1.375%, 1/15/26  9,631 9,417
American Electric Power, 5.20%, 1/15/29  8,040 8,168
Appalachian Power, Series X, 3.30%, 6/1/27  10,397 10,147
Constellation Energy Generation, 5.60%, 3/1/28  3,910 4,027
DTE Energy, 4.95%, 7/1/27  3,625 3,649
DTE Energy, 5.20%, 4/1/30  4,880 4,953
Duke Energy, 4.30%, 3/15/28  3,243 3,228
Duke Energy, 4.85%, 1/5/27  12,000 12,065
Enel Finance International, 1.625%, 7/12/26 (1) 9,605 9,282
Enel Finance International, 7.05%, 10/14/25 (1) 2,880 2,896
Exelon, 5.15%, 3/15/29  2,470 2,514
FirstEnergy, Series B, 3.90%, 7/15/27  8,066 7,937
FirstEnergy Transmission, 4.55%, 1/15/30 (6) 1,855 1,836
National Rural Utilities Cooperative Finance, 4.12%, 9/16/27  2,869 2,859
National Rural Utilities Cooperative Finance, 4.80%, 3/15/28  4,967 5,033
National Rural Utilities Cooperative Finance, 5.10%, 5/6/27  3,761 3,815
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,749
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,953
NextEra Energy Capital Holdings, 5.749%, 9/1/25  2,175 2,180
NRG Energy, 2.00%, 12/2/25 (1) 3,140 3,074
Pacific Gas & Electric, 3.15%, 1/1/26  3,350 3,312
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 8,199
Public Service Enterprise Group, 4.90%, 3/15/30  8,275 8,322
Southern, 5.113%, 8/1/27  4,238 4,282
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 1,195 1,203
Vistra Operations, 5.05%, 12/30/26 (1) 3,002 3,013
141,113
Natural Gas  0.4%
APA Infrastructure, 4.25%, 7/15/27 (1) 9,793 9,718
NiSource, 5.25%, 3/30/28  1,560 1,588
Sempra, 5.40%, 8/1/26  2,840 2,862
Southern California Gas, 2.95%, 4/15/27  5,420 5,281
19,449
Total Utility 160,562
Total Corporate Bonds
(Cost $2,046,027) 2,052,791

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.0%
Government Sponsored  0.2%
EQUATE Petrochemical, 4.25%, 11/3/26  12,000 11,898
11,898
Owned No Guarantee  1.7%
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  10,190 9,340
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,489
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 12,138
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,699
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,418
Ma'aden Sukuk, 5.25%, 2/13/30 (1)(6) 8,290 8,396
NBN, 1.45%, 5/5/26 (1) 15,195 14,766
Tenaga Nasional, 7.50%, 11/1/25  8,850 8,942
79,188
Sovereign  0.1%
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,320 5,406
5,406
Total Foreign Government Obligations & Municipalities
(Cost $96,828) 96,492
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.7%
Collateralized Mortgage Obligations  3.9%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 3,098 2,630
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1) 3,045 2,585
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM, 1.19%, 4/25/66 (1) 879 751
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP, 5.573%, 4/25/70 (1) 12,047 12,032
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.084%, 9/25/29, Acquisition
Date: 8/29/24, Cost $5,661 (3)(4) 5,661 5,661
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM, 2.625%, 6/25/56 (1) 1,822 1,656
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 3,260 2,787
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 152 148
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM, 1.373%, 6/25/66 (1) 1,955 1,678

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP, 5.644%, 11/25/69 (1) 6,649 6,634
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP, 6.111%, 5/25/69 (1) 6,191 6,228
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP, 5.794%, 4/25/70 (1) 2,690 2,706
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP, 5.601%, 2/25/70 (1) 5,225 5,238
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
5.421%, 1/25/45 (1) 4,863 4,865
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM, SOFR30A + 1.45%,
5.772%, 3/25/45 (1) 2,340 2,352
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP, 5.383%, 9/25/69 (1) 4,306 4,279
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,294 1,142
EFMT
Series 2024-INV2, Class A1, CMO, STEP, 5.035%, 10/25/69 (1) 5,356 5,301
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 3,012 2,982
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP, 5.81%, 11/25/69 (1) 9,946 9,934
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 2,379 2,379
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 298 282
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM, 1.55%, 9/25/66 (1) 1,887 1,563
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
5.289%, 3/25/50 (1) 1,381 1,322
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM, 3.854%, 5/25/47 (1) 58 57
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 289 262
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM, 4.00%, 2/25/59 (1) 278 263
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM, 3.339%, 10/25/59 (1) 7,916 7,589
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM, 2.832%, 1/25/60 (1) 4,592 3,695
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 3,899 3,894

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 6.206%, 7/25/44 (1) 58 58
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 3,147 3,144
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM, 1.516%, 9/25/56 (1) 2,836 2,402
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP, 4.767%, 6/25/67 (1) 8,073 8,041
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
5.269%, 8/25/50 (1) 575 542
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM, 3.50%, 8/25/50 (1) 945 841
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM, 5.577%, 9/25/65 (1) 6,655 6,660
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1) 692 664
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM, 1.317%, 11/25/64 (1) 1,280 1,124
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM, 1M TSFR + 1.314%,
5.641%, 6/25/59 (1) 109 108
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM, 1M TSFR + 1.014%,
5.339%, 10/25/59 (1) 405 405
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM, 1M TSFR + 1.064%,
5.389%, 2/25/60 (1) 252 249
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 336 290
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM, 3.50%, 12/25/49 (1) 544 485
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.175%, 2/25/66 (1) 2,443 2,083
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP, 6.92%, 10/25/63 (1) 694 700
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP, 5.49%, 11/25/44 (1) 7,196 7,204
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 1,864 1,870
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM, 4.00%, 6/25/48 (1) 243 225
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 636 589
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 22 22

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 997 981
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM, 2.408%, 2/25/50 (1) 2,083 1,980
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM, 0.943%, 5/25/65 (1) 1,282 1,196
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM, 1.162%, 8/25/56 (1) 6,639 5,776
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM, SOFR30A + 1.65%,
5.972%, 1/25/34 (1) 1,332 1,338
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%,
7.272%, 6/25/42 (1) 4,209 4,305
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%,
6.172%, 11/25/43 (1) 1,836 1,857
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
5.272%, 1/25/45 (1) 1,751 1,748
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP, 2.733%, 5/25/65 (1) 657 633
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM, 1.052%, 1/25/66 (1) 1,215 1,071
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1) 718 632
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1) 1,711 1,508
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM, 1.057%, 10/25/63 (1) 353 340
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM, 0.918%, 2/25/64 (1) 1,826 1,683
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP, 4.91%, 6/25/67 (1) 4,026 4,051
Verus Securitization Trust
Series 2023-4, Class A2, CMO, STEP, 6.116%, 5/25/68 (1) 570 570
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP, 6.939%, 9/25/68 (1) 2,114 2,134
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP, 7.272%, 10/25/68 (1) 4,068 4,123
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP, 6.664%, 12/25/68 (1) 855 861
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP, 5.623%, 5/25/70 (1) 2,728 2,735

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM, 2.496%, 4/25/65 (1) 429 412
180,535
Commercial Mortgage-Backed Securities  3.7%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 5.593%,
4/15/34 (1) 2,610 2,506
BANK
Series 2019-BN19, Class A1, 2.263%, 8/15/61  279 260
BANK
Series 2024-BNK47, Class A1, 5.523%, 6/15/57  1,011 1,031
BANK5
Series 2024-5YR11, Class AS, 6.139%, 11/15/57  3,815 3,948
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,230 2,318
BANK5
Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57  2,725 2,816
BANK5
Series 2024-5YR9, Class A1, 4.889%, 8/15/57  3,902 3,915
BBCMS Mortgage Trust
Series 2024-5C27, Class A1, 5.502%, 7/15/57  185 184
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM, 6.201%, 11/15/57  3,235 3,351
Benchmark Mortgage Trust
Series 2024-V6, Class A1, 5.568%, 3/15/57  931 934
Benchmark Mortgage Trust
Series 2024-V8, Class A1, 5.514%, 7/15/57  2,494 2,530
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57  6,350 6,716
BMO Mortgage Trust
Series 2024-C8, Class A1, 5.542%, 3/15/57  1,952 1,968
BPR Trust
Series 2021-TY, Class B, ARM, 1M TSFR + 1.264%, 5.593%,
9/15/38 (1) 6,525 6,460
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.971%,
12/15/39 (1) 3,704 3,704
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.97%,
5/15/41 (1) 4,975 4,981
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 6.17%,
5/15/41 (1) 4,888 4,888
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM, 1M TSFR + 1.793%, 6.122%,
1/15/42 (1) 2,275 2,290

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM, 1M TSFR + 2.392%, 6.721%,
1/15/42 (1) 5,925 5,884
BX Trust
Series 2021-VIEW, Class A, ARM, 1M TSFR + 1.394%, 5.723%,
6/15/36 (1) 3,785 3,766
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, ARM, 1M TSFR + 1.367%, 5.696%,
12/15/37 (1) 5,640 5,637
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM, 3.917%, 2/10/47  3,247 3,157
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM, 4.511%, 8/10/47 (1) 1,128 1,082
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257%, 8/15/37 (1) 1,282 1,267
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.269%,
5/15/37 (1) 5,885 5,874
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 6.17%,
9/15/41 (1) 3,055 3,053
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM, 1M TSFR + 2.214%, 6.543%,
9/15/29 (1) 3,975 3,260
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM, 1M TSFR + 2.134%, 6.463%,
10/15/33 (1) 8,240 8,158
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM, 1M TSFR + 2.534%, 6.863%,
10/15/33 (1) 6,310 6,231
KIND Trust
Series 2021-KIND, Class C, ARM, 1M TSFR + 1.864%, 6.20%,
8/15/38 (1) 8,406 8,269
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS, 4.021%, 3/10/50 (1) 4,905 4,682
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.92%,
5/15/41 (1) 6,250 6,226
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 5.544%,
4/15/38 (1) 8,836 8,831
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (1) 9,590 8,518
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM, 1M TSFR + 1.064%, 5.393%,
3/15/36 (1) 11,219 10,895

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM, 1M TSFR + 1.214%, 5.543%,
3/15/36 (1) 6,005 5,789
RLGH Trust
Series 2021-TROT, Class A, ARM, 1M TSFR + 0.914%, 5.243%,
4/15/36 (1) 5,580 5,563
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 6.07%,
5/15/39 (1) 4,880 4,808
TX Trust
Series 2024-HOU, Class B, ARM, 1M TSFR + 2.091%, 6.419%,
6/15/39 (1) 6,490 6,452
172,202
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM, 4.00%, 10/1/34 (1) 5,904 5,857
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 296 291
6,148
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $369,379) 358,885
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.0%
U.S. Government Agency Obligations  6.0%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,181 2,891
5.50%, 10/1/38  16 17
6.00%, 9/1/34 - 9/1/35  263 272
7.00%, 3/1/39  382 400
7.50%, 6/1/38  329 345
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.719%, 10/1/33  — —
1Y CMT + 2.347%, 6.681%, 11/1/34  48 50
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  4 4
RFUCCT1Y + 1.625%, 7.146%, 6/1/38  110 112
RFUCCT1Y + 1.625%, 7.457%, 6/1/38  17 17
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  29 29
RFUCCT1Y + 1.733%, 6.733%, 2/1/37  19 19
RFUCCT1Y + 1.733%, 7.608%, 10/1/36  51 51
RFUCCT1Y + 1.769%, 7.204%, 5/1/38  52 53
RFUCCT1Y + 1.775%, 7.034%, 5/1/37  15 16
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  18 18
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  18 18

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  44 45
RFUCCT1Y + 1.961%, 6.836%, 2/1/33  1 1
RFUCCT1Y + 1.975%, 6.85%, 2/1/34  1 1
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  28 29
RFUCCT1Y + 2.069%, 6.988%, 2/1/37  13 13
RFUCCT1Y + 2.083%, 6.957%, 2/1/38  115 119
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  7,372 6,074
3.00%, 11/1/34 - 6/1/52  9,806 8,399
4.00%, 12/1/49 - 2/1/50  1,726 1,606
4.50%, 5/1/50 - 2/1/53  21,294 20,132
5.00%, 12/1/41  1,385 1,385
5.50%, 8/1/53 - 4/1/55  11,851 11,806
6.00%, 9/1/53 - 5/1/55  24,928 25,246
6.50%, 9/1/54 - 1/1/55  2,571 2,643
Federal Home Loan Mortgage Multifamily Structured PTC, 4.60%,
6/25/30  3,842 3,882
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.317%, 7/1/27  — —
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  20 20
RFUCCT1Y + 1.523%, 6.97%, 7/1/35  17 17
RFUCCT1Y + 1.613%, 6.746%, 12/1/35  42 42
RFUCCT1Y + 1.655%, 7.53%, 8/1/37  8 8
RFUCCT1Y + 1.672%, 6.672%, 2/1/33  2 2
RFUCCT1Y + 1.681%, 6.975%, 7/1/34  2 2
RFUCCT1Y + 1.715%, 6.56%, 12/1/32  18 19
RFUCCT1Y + 1.715%, 6.715%, 10/1/32  11 12
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  7 7
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  10 10
RFUCCT1Y + 1.788%, 6.788%, 5/1/38  26 27
RFUCCT1Y + 1.83%, 6.83%, 4/1/38  59 60
RFUCCT1Y + 1.83%, 7.58%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 7.603%, 8/1/38  10 10
RFUCCT1Y + 1.853%, 7.631%, 8/1/38  49 50
RFUCCT1Y + 1.892%, 6.807%, 12/1/35  6 6
RFUCCT1Y + 1.906%, 6.906%, 5/1/38  65 67
RFUCCT6M + 1.371%, 6.001%, 10/1/33  160 163
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,264 1,776
2.50%, 1/1/52 - 1/1/54  11,223 9,218
3.00%, 9/1/28 - 2/1/35  3,441 3,314
3.50%, 12/1/45 - 1/1/52  10,175 9,122

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
4.00%, 1/1/47 - 9/1/52  15,658 14,387
4.50%, 5/1/41 - 11/1/52  16,130 15,433
5.00%, 6/1/35 - 9/1/54  40,240 39,143
5.50%, 7/1/34 - 10/1/54  27,108 27,105
6.00%, 3/1/34 - 6/1/54  11,687 12,015
6.50%, 7/1/32 - 1/1/55  55,959 57,472
UMBS, TBA, 5.00%, 6/1/40 (7) 3,560 3,562
278,765
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
2.00%, 3/20/52  471 378
3.00%, 9/20/47  5,744 5,064
3.50%, 8/20/44 - 7/20/52  11,728 10,496
4.00%, 9/20/45 - 10/20/52  4,207 3,889
5.00%, 12/20/34 - 5/20/48  4,933 4,882
5.50%, 9/15/45 - 2/20/49  2,020 2,055
6.00%, 7/15/36  935 976
Government National Mortgage Assn., TBA (7)
5.00%, 6/20/55  8,170 7,925
5.50%, 6/20/55  12,345 12,256
47,921
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $338,444) 326,686
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  18.6%
U.S. Treasury Obligations  18.6%
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  23,383 23,450
U.S. Treasury Notes, 3.75%, 4/30/27  35,120 35,014
U.S. Treasury Notes, 3.875%, 3/31/27  156,980 156,814
U.S. Treasury Notes, 3.875%, 5/31/27  21,005 20,998
U.S. Treasury Notes, 4.125%, 1/31/27 (8) 364,790 365,659
U.S. Treasury Notes, 4.125%, 2/28/27  40,515 40,631
U.S. Treasury Notes, 4.25%, 11/30/26  152,810 153,335
U.S. Treasury Notes, 4.25%, 12/31/26  76,180 76,472
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $870,204) 872,373

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  1.8%
Commercial Paper  0.5%
4(2)  0.5%(9)
FMC, 5.325%, 6/2/25  12,900 12,894
Harley-Davidson Financial Services, 5.20%, 6/24/25  10,035 10,002
22,896
Money Market Funds  1.3%
T. Rowe Price Government Reserve Fund, 4.38% (10)(11) 61,049 61,049
61,049
Total Short-Term Investments
(Cost $83,949) 83,945
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.38% (10)(11) 31,026 31,026
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 31,026
Total Securities Lending Collateral
(Cost $31,026) 31,026

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year Index,
6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 8/20/25 @
0.70%* (12) 1 233,600 249
Total Options Purchased (Cost $654) 249
Total Investments in Securities
100.9% of Net Assets
(Cost $4,733,715) $ 4,722,045
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,746,965 and represents 37.3% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $13,431 and represents 0.3% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) See Note 4 . All or a portion of this security is on loan at May 31, 2025.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(7) See Note Footnote 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $23,743 and represents 0.5% of net assets.
(8) At May 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(9) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $22,896 and represents 0.5% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
(12) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
OTC Over-the-counter
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT6M Six month FTSE USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 8/20/25 @
0.80%* 1 116,800 (79)
Goldman Sachs
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year Index,
6/20/30), Receive 1.00%
Quarterly, Pay upon credit
default, 8/20/25 @ 0.60%* 1 233,600 (583)
Total Options Written (Premiums $(450)) $ (662)

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 377 Three Month SOFR Futures contracts 8/25 90,171 $ (206)
Short, 1,414 U.S. Treasury Notes five year
contracts 9/25 (152,977) (554)
Short, 1,153 U.S. Treasury Notes ten year
contracts 9/25 (127,695) (722)
Long, 6,702 U.S. Treasury Notes two year
contracts 9/25 1,390,246 1,390
Short, 337 Ultra U.S. Treasury Bonds contracts 9/25 (39,113) (676)
Short, 498 Ultra U.S. Treasury Notes ten year
contracts 9/25 (56,048) (409)
Net payments (receipts) of variation margin to date 1,580
Variation margin receivable (payable) on open futures contracts $ 403

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 2,977++
Totals $ —# $ — $ 2,977+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 83,789  ¤  ¤ $ 92,075
Total $ 92,075^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,977 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $92,075.

T. ROWE PRICE Short-Term Bond Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,733,715) $ 4,722,045
Interest receivable 39,783
Receivable for shares sold 4,716
Variation margin receivable on futures contracts 403
Receivable for investment securities sold 4
Cash 1
Foreign currency (cost $1) 1
Other assets 68
Total assets 4,767,021
Liabilities
Payable for investment securities purchased 48,691
Obligation to return securities lending collateral 31,026
Payable for shares redeemed 6,016
Investment management fees payable 1,165
Options written (premiums $450) 662
Due to affiliates 99
Payable to directors 3
Other liabilities 1,611
Total liabilities 89,273
NET ASSETS $ 4,677,748

T. ROWE PRICE Short-Term Bond Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (215,212)
Paid-in capital applicable to 1,011,900,788 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 4,892,960
NET ASSETS $ 4,677,748
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,283,706; Shares outstanding:
277,863,310) $ 4.62
Advisor Class
(Net assets: $6,215; Shares outstanding: 1,342,938) $ 4.63
I Class
(Net assets: $3,225,960; Shares outstanding:
697,655,823) $ 4.62
Z Class
(Net assets: $161,867; Shares outstanding: 35,038,717) $ 4.62

T. ROWE PRICE Short-Term Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest $ 214,517
Dividend 2,977
Securities lending 127
Other 1
Total income 217,622
Expenses
Investment management 13,794
Shareholder servicing
Investor Class $ 2,088
Advisor Class 15
I Class 784 2,887
Rule 12b-1 fees
Advisor Class 16
Prospectus and shareholder reports
Investor Class 50
Advisor Class 1
I Class 30
Z Class 1 82
Custody and accounting 314
Registration 97
Legal and audit 37
Directors 15
Miscellaneous 37
Waived / paid by Price Associates (868)
Total expenses 16,411
Net investment income 201,211

T. ROWE PRICE Short-Term Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,198)
Futures 10,293
Swaps 1,061
Options written 140
Foreign currency transactions (1)
Net realized gain 5,295
Change in net unrealized gain / loss
Securities 74,501
Futures (2,153)
Swaps (82)
Options written (212)
Change in net unrealized gain / loss 72,054
Net realized and unrealized gain / loss 77,349
INCREASE IN NET ASSETS FROM OPERATIONS $ 278,560

T. ROWE PRICE Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 201,211 $ 172,787
Net realized gain (loss) 5,295 (75,001)
Change in net unrealized gain / loss 72,054 115,723
Increase in net assets from operations 278,560 213,509
Distributions to shareholders
Net earnings
Investor Class (54,987) (51,138)
Advisor Class (258) (250)
I Class (132,688) (110,595)
Z Class (13,196) (10,408)
Decrease in net assets from distributions (201,129) (172,391)
Capital share transactions
*
Shares sold
Investor Class 236,391 183,004
Advisor Class 1,005 1,489
I Class 1,187,485 704,850
Z Class 8,740 154,464
Distributions reinvested
Investor Class 43,409 41,217
Advisor Class 251 245
I Class 121,887 100,077
Z Class 13,137 10,489
Shares redeemed
Investor Class (346,575) (431,561)
Advisor Class (2,102) (2,902)
I Class (1,174,899) (760,716)
Z Class (175,337) (8,206)
Decrease in net assets from capital share
transactions (86,608) (7,550)

T. ROWE PRICE Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Net Assets
Increase (decrease) during period (9,177) 33,568
Beginning of period 4,686,925 4,653,357
End of period $ 4,677,748 $ 4,686,925
*Share information (000s)
Shares sold
Investor Class 51,316 40,481
Advisor Class 218 329
I Class 257,852 155,625
Z Class 1,896 34,459
Distributions reinvested
Investor Class 9,422 9,118
Advisor Class 54 54
I Class 26,424 22,109
Z Class 2,852 2,317
Shares redeemed
Investor Class (75,266) (95,550)
Advisor Class (455) (641)
I Class (255,200) (168,366)
Z Class (38,005) (1,814)
Decrease in shares outstanding (18,892) (1,879)

T. ROWE PRICE Short-Term Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short-Term
Bond Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has four classes of shares: the Short-Term Bond Fund (Investor Class), the
Short-Term Bond Fund–Advisor Class (Advisor Class), the Short-Term Bond
Fund–I Class (I Class) and the Short-Term Bond Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses

T. ROWE PRICE Short-Term Bond Fund

are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Short-Term Bond Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Short-Term Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and

T. ROWE PRICE Short-Term Bond Fund

liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,348,342 $ — $ 3,348,342
Asset-Backed Securities — 891,828 7,770 899,598
Non-U.S. Government
Mortgage-Backed Securities — 353,224 5,661 358,885
Short-Term Investments 61,049 22,896 — 83,945
Securities Lending Collateral 31,026 — — 31,026
Options Purchased — 249 — 249
Total Securities 92,075 4,616,539 13,431 4,722,045
Futures Contracts* 1,390 — — 1,390
Total $ 93,465 $ 4,616,539 $ 13,431 $ 4,723,435
Liabilities
Options Written $ — $ 662 $ — $ 662
Futures Contracts* 2,567 — — 2,567
Total $ 2,567 $ 662 $ — $ 3,229
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,390
Credit derivatives Securities^ 249
^
,*
Total $ 1,639
^
,*
Liabilities
Interest rate derivatives Futures $ 2,567
Credit derivatives Options Written 662
Total $ 3,229
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (1,487) $ — $ 10,293 $ — $ 8,806
Credit derivatives 109 140 — 1,061 1,310
Total $ (1,378) $ 140 $ 10,293 $ 1,061 $ 10,116
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 368 $ — $ (2,153) $ — $ (1,785)
Credit derivatives (405) (212) — (82) (699)
Total $ (37) $ (212) $ (2,153) $ (82) $ (2,484)
^ Options purchased are reported as securities.

T. ROWE PRICE Short-Term Bond Fund

conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, securities valued at $308,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2025, no collateral was pledged by counterparties to the fund for

T. ROWE PRICE Short-Term Bond Fund

bilateral derivatives. As of May 31, 2025, securities valued at $7,979,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 28% and 36% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the

T. ROWE PRICE Short-Term Bond Fund

accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying
Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0%
and 29% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral

T. ROWE PRICE Short-Term Bond Fund

swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 4% of net assets.

T. ROWE PRICE Short-Term Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade

T. ROWE PRICE Short-Term Bond Fund

date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2025, securities valued at $397,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of May 31, 2025.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying

T. ROWE PRICE Short-Term Bond Fund

financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $30,138,000; the value of cash collateral and related investments was $31,026,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,887,998,000 and $1,917,168,000, respectively, for the year ended May 31, 2025. Purchases and sales of U.S. government securities aggregated $3,019,641,000 and $3,042,874,000, respectively, for the year ended May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 201,129 $ 172,391

T. ROWE PRICE Short-Term Bond Fund

At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended May 31,
2025, the fund utilized $4,035,000 of capital loss carryforwards.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund’s average daily net assets, and a group
($000s)
Cost of investments $ 4,733,296
Unrealized appreciation $ 23,674
Unrealized depreciation (35,587)
Net unrealized appreciation (depreciation) $ (11,913)
($000s)
Overdistributed ordinary income $ (6,325)
Net unrealized appreciation (depreciation) (11,913)
Loss carryforwards and deferrals (196,974)
Total distributable earnings (loss) $ (215,212)

T. ROWE PRICE Short-Term Bond Fund

fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Short-Term Bond Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2025 as indicated in the table below. At May 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2025, expenses incurred pursuant to these service agreements were
$127,000 for Price Associates; $1,342,000 for T. Rowe Price Services, Inc.;
and $74,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.65% 0.90% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(868)

T. ROWE PRICE Short-Term Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2025, the fund was charged $475,000 for shareholder servicing costs related to the college savings plans, of which $87,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
May 31, 2025, approximately 36% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of May 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 51,825,393 shares of the Investor Class, representing 19%
of the Investor Class's net assets.

T. ROWE PRICE Short-Term Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly

T. ROWE PRICE Short-Term Bond Fund

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Short-Term Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc.
and Shareholders of T. Rowe Price Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Short-Term Bond Fund (one of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Short-Term Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Short-Term Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $198,110,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Short-Term Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into investment subadvisory agreements (Subadvisory
Contracts) with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by these Subadvisers and the Adviser was not seeking continuation of these Subadvisory Contracts. As a result, the Board approved terminating these Subadvisory Contracts with respect to the fund at the end of their term on April 30, 2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management

T. ROWE PRICE Short-Term Bond Fund

team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short-Term Bond Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short-Term Bond Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense
Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Investor Class Expense Group), first quintile
(Advisor Class Expense Group), and third quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short-Term Bond Fund

to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F55-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025